Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Accounts receivable	$25,957,139	$19,716,856
Less: allowance for expected credit losses	(1,183,298)	(1,003,514)
Accounts receivable, net	$24,773,841	$18,713,342

The Company’s customers are for the most part, various levels of government, state-owned entities and construction companies. Due to the nature of the customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers. The average accounts receivable turnover period was approximately 131 days, 110 days and 106 days for the fiscal years ended September 30, 2025, 2024 and 2023, respectively.

Changes of allowance for expected credit losses for the years ended September 30, 2025 and 2024 are as follow:

	2025	2024
Beginning balance	$1,003,514	$2,391,641
Cumulative-effect adjustment of adoption of CECL	-	(1,271,219)
Addition/(Reversal)	191,562	(157,175)
Exchange difference	(11,778)	40,267
Ending balance	$1,183,298	$1,003,514